DEBT - Components (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
DEBT
Short-term Debt	¥ 1,142	$ 175	¥ 8,499
Total	1,142		8,499
Long-term debt, non-current portion	10,856	$ 1,664	8,084
Long-term debt	10,856		8,084
Bank borrowings
DEBT
Long-term debt, current portion	251		3,953
Long-term debt, non-current portion	4,384		8,084
Convertible senior notes
DEBT
Long-term debt, current portion			3,290
Long-term debt, non-current portion	6,318
FF&E liability
DEBT
Long-term debt, current portion	40
Long-term debt, non-current portion	135
Others
DEBT
Long-term debt	19
Bank borrowings
DEBT
Short-term Debt	¥ 851		¥ 1,256